FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2010
FINANCIAL INSTRUMENTS [Abstract]
Carrying value of estimated fair value of financial instruments
All figures in USD ‘000	Fair Value Hierarchy Level	2011 Fair Value	2011 Carrying Value	2010 Fair Value	2010 Carrying Value
Cash and Cash Equivalents	1	24,006	24,006	17,221	17,221
Marketable Securities	1	583	583	-	-
Working capital, cooperative arrangements (current assets)		12,779	12,779	-	-
Loan to First Olsen Ltd – refer to Note 4		-	-	26,809	26,809
Working capital, cooperative arrangements (non-current assets)		18,941	18,941	22,034	22,034
Credit Facility		(230,000)	(230,000)	(75,000)	(75,000)